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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210

January 11, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account T
         ("Registrant")
         Registration Statement on Form N-4
         File No. 333-164137

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the prospectus and statement of additional information, each dated January 4, 2010, contain no changes from the form of prospectus and statement of additional information contained in the initial registration statement filed via EDGAR on Form N-4 on January 4, 2010.

     If you have any questions, please call me at (617) 663-2184 or, in my absence, Thomas J. Loftus, Senior Counsel - Annuities, at (617) 663-3192.

Very truly yours,


/s/ Arnold R. Bergman

Arnold R. Bergman
Chief Counsel - Annuities